Employee Benefits - Assumption of Black-Scholes Option Valuation of Fair Value of Company's Stock Options (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Compensation Related Costs [Abstract]
Weighted average share price (in EUR)	€ 62.0		€ 40.3		€ 28.0
Volatility (in percentage)	27.00%		25.60%		37.80%
Expected life (in years)	5 years 7 months		5 years		4 years 10 months
Risk free interest rate	0.80%		2.10%		2.90%
Expected dividend yield (in EUR)	€ 2.00		€ 1.45		€ 1.25
Forfeiture rate		[1]		[1]		[1]

[1]	As of year end for each of the three years ended December 31, forfeitures are estimated to be nil.